                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES
                    VAN KAMPEN NEW YORK TAX FREE INCOME FUND

                   SUPPLEMENT DATED SEPTEMBER 20, 2000 TO THE
                       PROSPECTUS DATED JANUARY 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

     The Prospectus is hereby supplemented as follows:

     (1) The section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted and replaced with the following:

          Dennis S. Pietrzak is the Fund's portfolio manager and has been primarily responsible for the day-to-day management of the Fund's investment portfolio since August 1995. Mr. Pietrzak has been a Vice President of the Adviser since August 1995. Prior to joining the Adviser, Mr. Pietrzak was employed by Merrill Lynch where he was in charge of municipal underwriting and trading for 20 years in Merrill Lynch's Midwest region.

     (2) The first sentence of the fifth paragraph in the section entitled "PURCHASE OF SHARES -- GENERAL" is hereby deleted and replaced with the following:

          The net asset value per share for each class of shares of the Fund is determined once daily as of the close of trading on the New York Stock Exchange (the "Exchange")(currently 4:00 p.m., New York time) each day the Exchange is open for trading except on any day on which no purchase or redemption orders are received or there is not a sufficient degree of trading in the Fund's portfolio securities such that the Fund's net asset value per share might be materially affected.

     (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- BOARD OF TRUSTEES" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000.

     (4) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell* and Tanya M. Loden*, effective January 31, 2000, Dennis J. McDonnell*, effective March 31, 2000, Peter W. Hegel*, effective May 31, 2000, and by deleting and replacing Stephen
L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer, and Edward C.

Wood III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000.

     (5) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES
                      VAN KAMPEN TAX FREE HIGH INCOME FUND

                   SUPPLEMENT DATED SEPTEMBER 20, 2000 TO THE
                       PROSPECTUS DATED JANUARY 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

     The Prospectus is hereby supplemented as follows:

     (1) The section of the Prospectus entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted and replaced with the following:

          Dennis S. Pietrzak is the Fund's portfolio manager and has been primarily responsible for the day-to-day management of the Fund's investment portfolio since September 2000. Mr. Pietrzak has been a Vice President of the Adviser since August 1995. Prior to joining the Adviser, Mr. Pietrzak was employed by Merrill Lynch where he was in charge of municipal underwriting and trading for 20 years in Merrill Lynch's Midwest region.

     (2) The first sentence of the fifth paragraph in the section entitled "PURCHASE OF SHARES -- GENERAL" is hereby deleted and replaced with the following:

          The net asset value per share for each class of shares of the Fund is determined once daily as of the close of trading on the New York Stock Exchange (the "Exchange")(currently 4:00 p.m., New York time) each day the Exchange is open for trading except on any day on which no purchase or redemption orders are received or there is not a sufficient degree of trading in the Fund's portfolio securities such that the Fund's net asset value per share might be materially affected.

     (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- BOARD OF TRUSTEES" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000.

     (4) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell* and Tanya M. Loden*, effective January 31, 2000, Dennis J. McDonnell*, effective March 31, 2000, Peter W. Hegel*, effective May 31, 2000, and by deleting and replacing Stephen
L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer, and Edward C.

Wood III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000.

     (5) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES
                VAN KAMPEN FLORIDA INSURED TAX FREE INCOME FUND

                   SUPPLEMENT DATED SEPTEMBER 20, 2000 TO THE
                       PROSPECTUS DATED JANUARY 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

     The Prospectus is hereby supplemented as follows:

     (1) The first sentence of the fifth paragraph in the section entitled "PURCHASE OF SHARES -- GENERAL" is hereby deleted and replaced with the following:

          The net asset value per share for each class of shares of the Fund is determined once daily as of the close of trading on the New York Stock Exchange (the "Exchange")(currently 4:00 p.m., New York time) each day the Exchange is open for trading except on any day on which no purchase or redemption orders are received or there is not a sufficient degree of trading in the Fund's portfolio securities such that the Fund's net asset value per share might be materially affected.

     (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- BOARD OF TRUSTEES" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000.

     (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell* and Tanya M. Loden*, effective January 31, 2000, Dennis J. McDonnell*, effective March 31, 2000, Peter W. Hegel*, effective May 31, 2000, and by deleting and replacing Stephen
L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer, and Edward C. Wood III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000.

     (4) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES
                    VAN KAMPEN INSURED TAX FREE INCOME FUND

                   SUPPLEMENT DATED SEPTEMBER 20, 2000 TO THE
                       PROSPECTUS DATED JANUARY 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

     The Prospectus is hereby supplemented as follows:

     (1) The first sentence of the fifth paragraph in the section entitled "PURCHASE OF SHARES -- GENERAL" is hereby deleted and replaced with the following:

          The net asset value per share for each class of shares of the Fund is determined once daily as of the close of trading on the New York Stock Exchange (the "Exchange")(currently 4:00 p.m., New York time) each day the Exchange is open for trading except on any day on which no purchase or redemption orders are received or there is not a sufficient degree of trading in the Fund's portfolio securities such that the Fund's net asset value per share might be materially affected.

     (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- BOARD OF TRUSTEES" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000.

     (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell* and Tanya M. Loden*, effective January 31, 2000, Dennis J. McDonnell*, effective March 31, 2000, Peter W. Hegel*, effective May 31, 2000, and by deleting and replacing Stephen
L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer, and Edward C. Wood III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000.

     (4) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES
                          VAN KAMPEN INTERMEDIATE TERM
                             MUNICIPAL INCOME FUND

                   SUPPLEMENT DATED SEPTEMBER 20, 2000 TO THE
                       PROSPECTUS DATED JANUARY 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

     The Prospectus is hereby supplemented as follows:

     (1) The first sentence of the fifth paragraph in the section entitled "PURCHASE OF SHARES -- GENERAL" is hereby deleted and replaced with the following:

          The net asset value per share for each class of shares of the Fund is determined once daily as of the close of trading on the New York Stock Exchange (the "Exchange")(currently 4:00 p.m., New York time) each day the Exchange is open for trading except on any day on which no purchase or redemption orders are received or there is not a sufficient degree of trading in the Fund's portfolio securities such that the Fund's net asset value per share might be materially affected.

     (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- BOARD OF TRUSTEES" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000.

     (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell* and Tanya M. Loden*, effective January 31, 2000, Dennis J. McDonnell*, effective March 31, 2000, Peter W. Hegel*, effective May 31, 2000, and by deleting and replacing Stephen
L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer, and Edward C. Wood III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000.

     (4) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                           VAN KAMPEN TAX FREE TRUST
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN MUNICIPAL INCOME FUND

                   SUPPLEMENT DATED SEPTEMBER 20, 2000 TO THE
                       PROSPECTUS DATED JANUARY 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

     The Prospectus is hereby supplemented as follows:

     (1) The first sentence of the fifth paragraph in the section entitled "PURCHASE OF SHARES -- GENERAL" is hereby deleted and replaced with the following:

          The net asset value per share for each class of shares of the Fund is determined once daily as of the close of trading on the New York Stock Exchange (the "Exchange")(currently 4:00 p.m., New York time) each day the Exchange is open for trading except on any day on which no purchase or redemption orders are received or there is not a sufficient degree of trading in the Fund's portfolio securities such that the Fund's net asset value per share might be materially affected.

     (2) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- BOARD OF TRUSTEES" is hereby amended by deleting Paul G. Yovovich, effective April 14, 2000.

     (3) The information on the inside back cover of the Prospectus under the heading "BOARD OF TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Curtis W. Morell* and Tanya M. Loden*, effective January 31, 2000, Dennis J. McDonnell*, effective March 31, 2000, Peter W. Hegel*, effective May 31, 2000, and by deleting and replacing Stephen
L. Boyd's title of Vice President with Executive Vice President and Chief Investment Officer, and Edward C. Wood III*, Vice President, with John H. Zimmermann, III*, Vice President, effective April 17, 2000.

     (4) The information on the inside back cover of the Prospectus under the heading "FOR MORE INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted and replaced with the following:

                           ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, Illinois 60606

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE